GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

8515 East Orchard Road

Greenwood Village, CO 80111

May 4, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Filing Desk

RE:	Great-West Life & Annuity Insurance Company (“Company”)

          SecureFoundation Group Fixed Deferred Annuity Certificate

          File No. 333-163244

Dear Commissioners:

On behalf of the above-named Registrant, filed herewith is one electronically formatted copy of the prospectus pursuant to Rule 424 under the Securities Act of 1933 (“Securities Act”).

Please direct any question or comment to me at 303-737-2013.

Very truly yours,

/s/ Keith E. Grindstaff
Keith E. Grindstaff
Lead Counsel